Document and Entity Information	Mar. 29, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 29, 2022
Entity File Number	001-39343
Entity Registrant Name	Akouos, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-1716654
Entity Address State Or Province	MA
Entity Address, Address Line One	645 Summer Street
Entity Address, Adress Line Two	Suite 200
Entity Address, City or Town	Boston
Entity Address, Postal Zip Code	02210
City Area Code	857
Local Phone Number	410-1818
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	AKUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001722271
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false